Segment Reporting - Additional Information (Details)	12 Months Ended
Dec. 31, 2016 state segment
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Number of Reportable Segments | segment	2
Wholesale Segment [Member]
Segment Reporting Information [Line Items]
Number of states in which entity operates | state	30
Retail Segment [Member]
Segment Reporting Information [Line Items]
Number of states in which entity operates | state	20